PROPERTY AND EQUIPMENT - Schedule of property and equipment (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 3,834,131
Impairment	(116,881)	$ (4,139,522)
Depreciation expense	(630,818)	(699,400)
Ending Balance	3,916,777	3,834,131
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,916,629	2,465,108
Assets from acquisition		1,245,020
Additions	1,557,777	5,346,023
Impairment		(4,139,522)
Category reclassification	0
Classified as held for sale	(1,479,014)
Disposals	(318,314)
Ending Balance	4,677,078	4,916,629
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,082,498)	(383,098)
Depreciation expense	(630,818)	(699,400)
Category reclassification	0
Classified as held for sale	751,582
Disposals	201,433
Ending Balance	(760,301)	(1,082,498)
Land and building
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,241,988
Ending Balance	2,498,141	1,241,988
Land and building | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,370,213	0
Assets from acquisition		0
Additions	1,330,000	4,675,389
Impairment		(3,305,176)
Category reclassification	0
Classified as held for sale	0
Disposals	0
Ending Balance	2,700,213	1,370,213
Land and building | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(128,225)	(0)
Depreciation expense	(73,847)	(128,225)
Category reclassification	0
Classified as held for sale	0
Disposals	0
Ending Balance	(202,072)	(128,225)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	855,052
Ending Balance	157,978	855,052
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,370,966	1,459,795
Assets from acquisition		522,279
Additions	8,338	97,956
Impairment		(709,064)
Category reclassification	(324,371)
Classified as held for sale	(792,467)
Disposals	(17,994)
Ending Balance	244,472	1,370,966
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(515,914)	(301,583)
Depreciation expense	(129,976)	(214,331)
Category reclassification	128,319
Classified as held for sale	427,528
Disposals	3,549
Ending Balance	(86,494)	(515,914)
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	262,579
Ending Balance	217,279	262,579
Furniture & fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	416,320	478,864
Assets from acquisition		50,388
Additions	53,836	12,350
Impairment		(125,282)
Category reclassification	0
Classified as held for sale	(87,957)
Disposals	(5,992)
Ending Balance	376,207	416,320
Furniture & fixtures | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(153,741)	(65,074)
Depreciation expense	(65,962)	(88,667)
Category reclassification	0
Classified as held for sale	57,125
Disposals	3,650
Ending Balance	(158,928)	(153,741)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62,688
Ending Balance	50,656	62,688
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	122,631	96,785
Assets from acquisition		25,846
Additions	28,687	0
Impairment		0
Category reclassification	0
Classified as held for sale	(40,708)
Disposals	(15,764)
Ending Balance	94,846	122,631
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(59,943)	(7,619)
Depreciation expense	(19,777)	(52,324)
Category reclassification	0
Classified as held for sale	26,378
Disposals	9,152
Ending Balance	(44,190)	(59,943)
Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,411,824
Ending Balance	992,723	1,411,824
Machinery & equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,636,499	429,664
Assets from acquisition		646,507
Additions	136,916	560,328
Impairment		0
Category reclassification	324,371
Classified as held for sale	(557,882)
Disposals	(278,564)
Ending Balance	1,261,340	1,636,499
Machinery & equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(224,675)	(8,822)
Depreciation expense	(341,256)	(215,853)
Category reclassification	(128,319)
Classified as held for sale	240,551
Disposals	185,082
Ending Balance	$ (268,617)	$ (224,675)